LEASES - Additional Information (Details) - 12 months ended Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASES
Total operating lease cost	¥ 18,742	$ 2,717
Variable lease cost	¥ 0